Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 96.9%
Communication Services 20.0%
Altice Financing SA, 144A, 5.0%, 1/15/2028		2,135,000	2,191,684
Altice France Holding SA:
144A, 6.0%, 2/15/2028		855,000	853,965
144A, 10.5%, 5/15/2027		2,110,000	2,413,312
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,150,693
144A, 5.5%, 1/15/2028		1,470,000	1,545,337
144A, 7.375%, 5/1/2026		5,325,000	5,679,911
144A, 8.125%, 2/1/2027		2,238,000	2,498,279
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,206,614
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		2,690,000	2,807,069
144A, 4.5%, 8/15/2030		385,000	408,062
144A, 4.5%, 5/1/2032		330,000	348,150
144A, 4.75%, 3/1/2030		1,250,000	1,330,469
144A, 5.0%, 2/1/2028		1,015,000	1,075,900
144A, 5.125%, 5/1/2027		1,535,000	1,628,539
144A, 5.375%, 6/1/2029		1,085,000	1,188,075
144A, 5.75%, 2/15/2026		2,840,000	2,974,900
144A, 5.875%, 5/1/2027		540,000	571,050
CenturyLink, Inc., 5.625%, 4/1/2025		500,000	533,750
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		2,755,000	2,699,900
9.25%, 2/15/2024		926,000	833,400
CommScope, Inc.:
144A, 7.125%, 7/1/2028		800,000	846,920
144A, 8.25%, 3/1/2027 (b)		1,110,000	1,197,024
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		750,000	804,375
144A, 5.75%, 1/15/2030		1,195,000	1,324,717
144A, 6.5%, 2/1/2029		1,425,000	1,631,625
144A, 7.5%, 4/1/2028		1,200,000	1,380,360
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		875,000	673,811
DISH DBS Corp.:
5.875%, 11/15/2024		830,000	865,441
144A, 7.375%, 7/1/2028		535,000	566,276
7.75%, 7/1/2026		800,000	902,080
Lamar Media Corp., 144A, 4.875%, 1/15/2029		760,000	796,100
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		1,710,000	1,847,655
Netflix, Inc.:
3.625%, 5/15/2027	EUR	500,000	638,302
REG S, 3.625%, 6/15/2030	EUR	2,250,000	2,887,943
4.625%, 5/15/2029	EUR	2,500,000	3,417,529
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		1,200,000	1,174,944
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,335,000	1,397,865
Sprint Capital Corp., 6.875%, 11/15/2028		3,350,000	4,343,945
Sprint Corp.:
7.125%, 6/15/2024		1,175,000	1,370,696
7.625%, 3/1/2026		2,205,000	2,756,206
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,950,000	2,379,702
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		7,550,000	8,436,974
Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	3,700,000	4,767,612
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,100,000
Telesat Canada, 144A, 4.875%, 6/1/2027		1,985,000	2,014,775
Uber Technologies, Inc.:
144A, 7.5%, 5/15/2025		1,200,000	1,266,000
144A, 7.5%, 9/15/2027		495,000	517,894
UPCB Finance IV Ltd., 144A, 4.0%, 1/15/2027	EUR	225,000	268,963
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,275,000	1,284,563
144A, 5.625%, 4/15/2027 (b)		925,000	980,223
144A, 6.5%, 7/15/2028		1,090,000	1,119,648
Videotron Ltd.:
144A, 5.125%, 4/15/2027		2,750,000	2,908,125
144A, 5.375%, 6/15/2024		250,000	271,250
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	1,007,226
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,290,000	2,432,644
144A, 5.5%, 5/15/2029		3,805,000	4,147,450
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	4,439,605
VTR Comunicaciones SpA, 144A, 5.125%, 1/15/2028		759,000	806,438
VTR Finance NV, 144A, 6.375%, 7/15/2028		778,000	828,975
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	3,550,000	3,987,626
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,223,655
144A, 4.875%, 1/15/2030		1,285,000	1,365,698
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		4,855,000	5,122,025
			118,439,944
Consumer Discretionary 17.7%
1011778 BC Unlimited Liability Co.:
144A, 3.875%, 1/15/2028		4,860,000	5,052,893
144A, 4.375%, 1/15/2028		1,315,000	1,367,771
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	550,538
Adient U.S. LLC, 144A, 9.0%, 4/15/2025		250,000	277,813
Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		335,000	149,075
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		655,000	660,161
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,690,700
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		300,000	301,197
Boyd Gaming Corp.:
144A, 4.75%, 12/1/2027 (b)		570,000	547,913
6.0%, 8/15/2026		590,000	594,649
6.375%, 4/1/2026		1,100,000	1,124,750
Carnival Corp.:
144A, 10.5%, 2/1/2026		885,000	915,975
144A, 11.5%, 4/1/2023		1,480,000	1,609,500
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,202,768
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,179,209
144A, 6.75%, 5/15/2025		770,000	827,981
Colt Merger Sub, Inc.:
144A, 5.75%, 7/1/2025		160,000	166,400
144A, 6.25%, 7/1/2025		2,915,000	3,040,709
144A, 8.125%, 7/1/2027		590,000	601,063
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,100,000	1,149,500
144A, 6.5%, 6/1/2026		2,115,000	2,226,037
Dana, Inc.:
5.375%, 11/15/2027		505,000	532,270
5.625%, 6/15/2028		300,000	315,000
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	699,191
EVOCA SpA, 144A, 3-month EURIBOR + 4.250% floor, 4.25% **, 11/1/2026	EUR	530,000	532,228
FCE Bank PLC, REG S, 1.528%, 11/9/2020	EUR	4,300,000	5,037,694
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		2,570,000	2,724,200
Ford Motor Co.:
5.291%, 12/8/2046		655,000	622,447
8.5%, 4/21/2023		1,440,000	1,598,400
9.0%, 4/22/2025		2,865,000	3,375,328
9.625%, 4/22/2030 (b)		900,000	1,185,750
Ford Motor Credit Co. LLC:
1.514%, 2/17/2023	EUR	960,000	1,092,753
3.021%, 3/6/2024	EUR	575,000	672,059
3.219%, 1/9/2022		1,820,000	1,797,250
4.14%, 2/15/2023		1,000,000	1,017,500
5.113%, 5/3/2029		1,370,000	1,465,489
5.125%, 6/16/2025		2,520,000	2,686,496
HD Supply, Inc., 144A, 5.375%, 10/15/2026		725,000	759,756
Hilton Domestic Operating Co., Inc.:
4.875%, 1/15/2030		1,150,000	1,204,625
144A, 5.375%, 5/1/2025		270,000	282,285
IAA, Inc., 144A, 5.5%, 6/15/2027		630,000	671,737
IRB Holding Corp, 144A, 7.0%, 6/15/2025		470,000	512,215
L Brands, Inc.:
5.625%, 2/15/2022		540,000	552,447
6.625%, 4/1/2021		500,000	517,500
144A, 6.875%, 7/1/2025		1,060,000	1,141,599
144A, 9.375%, 7/1/2025		590,000	657,850
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,250,000	1,328,500
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,073,738
M/I Homes, Inc., 4.95%, 2/1/2028		1,270,000	1,304,925
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		1,810,000	1,930,908
Mattel, Inc., 144A, 6.75%, 12/31/2025		1,525,000	1,633,382
Melco Resorts Finance Ltd., 144A, 5.75%, 7/21/2028		600,000	609,430
Meritor, Inc.:
6.25%, 2/15/2024		425,000	434,563
144A, 6.25%, 6/1/2025		410,000	434,600
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	807,578
Navistar International Corp., 144A, 9.5%, 5/1/2025 (b)		880,000	1,004,300
NCL Corp., Ltd., 144A, 3.625%, 12/15/2024		2,760,000	1,821,600
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		1,051,000	1,061,510
144A, 8.875%, 6/1/2025 (b)		800,000	828,000
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,175,000	1,248,437
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		580,000	608,588
PulteGroup, Inc., 6.375%, 5/15/2033		870,000	1,087,021
Royal Caribbean Cruises Ltd.:
144A, 10.875%, 6/1/2023		515,000	542,867
144A, 11.5%, 6/1/2025		500,000	550,986
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025 (d)		740,000	750,175
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	315,675
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		260,000	267,800
Staples, Inc., 144A, 7.5%, 4/15/2026		1,950,000	1,710,735
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,477,452
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	305,811
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		1,525,000	1,666,062
144A, 5.75%, 1/15/2028		1,425,000	1,599,862
Tesla, Inc., 144A, 5.3%, 8/15/2025		2,595,000	2,685,825
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		415,000	435,750
5.7%, 6/15/2028		830,000	913,000
United Rentals North America, Inc.:
3.875%, 2/15/2031 (d)		1,330,000	1,330,000
4.625%, 10/15/2025		1,500,000	1,543,125
5.25%, 1/15/2030		1,000,000	1,095,000
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,500,000	1,575,000
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		910,000	980,525
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027 (b)		3,220,000	2,117,150
William Carter Co, 144A, 5.5%, 5/15/2025		580,000	617,161
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		1,470,000	1,545,337
Wyndham Destinations, Inc.:
5.4%, 4/1/2024		1,100,000	1,097,250
144A, 6.625%, 7/31/2026		260,000	269,641
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		610,000	584,075
144A, 7.75%, 4/15/2025 (b)		1,310,000	1,376,024
Yum! Brands, Inc., 144A, 7.75%, 4/1/2025		115,000	129,088
			104,589,127
Consumer Staples 5.7%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		2,160,000	2,284,200
144A, 5.875%, 2/15/2028		530,000	580,350
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	870,930
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		5,400,000	5,609,250
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		730,000	790,225
JBS Investments II GmbH:
144A, 5.75%, 1/15/2028		2,121,000	2,252,078
REG S, 6.25%, 2/5/2023		211,000	213,215
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		980,000	1,080,450
144A, 5.75%, 6/15/2025		3,215,000	3,299,394
144A, 6.5%, 4/15/2029		1,585,000	1,795,012
144A, 6.75%, 2/15/2028		1,930,000	2,156,775
Kraft Heinz Foods Co.:
144A, 4.25%, 3/1/2031		2,540,000	2,803,735
4.625%, 1/30/2029		600,000	683,599
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/2028		260,000	292,175
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,551,470
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		2,050,000	2,167,875
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		1,500,000	1,571,940
144A, 5.5%, 12/15/2029		880,000	965,756
Primo Water Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	2,989,786
			33,958,215
Energy 11.3%
Antero Midstream Partners LP:
5.375%, 9/15/2024		675,000	612,320
144A, 5.75%, 3/1/2027		605,000	528,455
144A, 5.75%, 1/15/2028		770,000	656,502
Archrock Partners LP:
144A, 6.25%, 4/1/2028		1,540,000	1,555,400
144A, 6.875%, 4/1/2027		845,000	864,824
Ascent Resources Utica Holdings LLC, 144A, 10.0%, 4/1/2022		770,000	636,444
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	736,300
Cheniere Energy Partners LP:
4.5%, 10/1/2029		3,039,000	3,214,654
5.625%, 10/1/2026		600,000	633,750
Crestwood Midstream Partners LP, 144A, 5.625%, 5/1/2027		1,100,000	1,028,500
DCP Midstream Operating LP:
5.125%, 5/15/2029		750,000	754,965
5.375%, 7/15/2025		2,677,000	2,818,935
5.625%, 7/15/2027		520,000	539,500
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		1,685,000	1,693,425
144A, 5.75%, 1/30/2028		285,000	292,481
144A, 6.625%, 7/15/2025		385,000	404,493
EnLink Midstream Partners LP, 4.4%, 4/1/2024		1,419,000	1,218,807
EQM Midstream Partners LP:
5.5%, 7/15/2028		580,000	601,344
144A, 6.0%, 7/1/2025		1,430,000	1,516,744
144A, 6.5%, 7/1/2027		815,000	898,619
EQT Corp.:
7.875%, 2/1/2025 (b)		940,000	1,030,475
8.75%, 2/1/2030		1,715,000	1,985,627
Genesis Energy LP:
6.25%, 5/15/2026		975,000	914,062
6.5%, 10/1/2025		710,000	657,638
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		1,345,000	1,277,723
144A, 5.75%, 10/1/2025		585,000	554,653
144A, 6.25%, 11/1/2028		320,000	294,000
MEG Energy Corp.:
144A, 6.5%, 1/15/2025		416,000	408,720
144A, 7.125%, 2/1/2027		910,000	809,900
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		985,000	1,041,312
5.625%, 5/1/2027		405,000	429,300
Occidental Petroleum Corp.:
2.6%, 4/15/2022		1,690,000	1,635,075
2.7%, 8/15/2022		1,875,000	1,811,325
2.7%, 2/15/2023		4,760,000	4,557,700
3.125%, 2/15/2022		335,000	329,875
5.55%, 3/15/2026		1,095,000	1,098,832
8.0%, 7/15/2025 (b)		1,810,000	1,977,425
8.5%, 7/15/2027		1,050,000	1,169,280
8.875%, 7/15/2030		800,000	900,000
Parkland Corp., 144A, 5.875%, 7/15/2027		1,630,000	1,727,800
Parsley Energy LLC, 144A, 4.125%, 2/15/2028		625,000	615,625
PBF Holding Co. LLC:
144A, 6.0%, 2/15/2028		635,000	509,080
144A, 9.25%, 5/15/2025		345,000	385,531
Range Resources Corp., 5.0%, 8/15/2022		1,220,000	1,171,200
Rattler Midstream LP, 144A, 5.625%, 7/15/2025		835,000	880,750
Southwestern Energy Co.:
6.45%, 1/23/2025 (b)		1,274,000	1,176,743
7.75%, 10/1/2027 (b)		250,000	235,075
Sunoco LP:
5.5%, 2/15/2026		515,000	527,875
5.875%, 3/15/2028		285,000	297,825
6.0%, 4/15/2027		394,000	415,670
Targa Resources Partners LP:
5.0%, 1/15/2028		2,540,000	2,590,800
144A, 5.5%, 3/1/2030		810,000	854,550
TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030		1,210,000	1,309,825
144A, 5.0%, 1/31/2028		1,000,000	1,102,500
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		1,500,000	1,353,750
USA Compression Partners LP:
6.875%, 4/1/2026		1,133,000	1,161,325
6.875%, 9/1/2027		960,000	981,398
Western Midstream Operating LP:
4.1%, 2/1/2025		835,000	828,904
5.05%, 2/1/2030		1,680,000	1,701,218
WPX Energy, Inc.:
4.5%, 1/15/2030		1,215,000	1,131,043
5.25%, 9/15/2024		760,000	783,484
5.25%, 10/15/2027		915,000	902,419
5.875%, 6/15/2028		280,000	286,826
			67,020,600
Financials 1.4%
AG Issuer LLC, 144A, 6.25%, 3/1/2028		875,000	885,937
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		645,000	710,306
Intesa Sanpaolo SpA:
144A, 5.017%, 6/26/2024		900,000	947,121
144A, 5.71%, 1/15/2026		2,100,000	2,285,713
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		240,000	247,200
Navient Corp., 6.125%, 3/25/2024		1,500,000	1,552,500
OneMain Finance Corp.:
5.375%, 11/15/2029		860,000	907,386
8.875%, 6/1/2025		500,000	563,750
			8,099,913
Health Care 8.7%
AdaptHealth LLC, 144A, 6.125%, 8/1/2028		885,000	922,303
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		285,000	301,103
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027		2,925,000	3,254,062
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		990,000	994,930
144A, 5.25%, 1/30/2030		2,250,000	2,297,812
144A, 5.75%, 8/15/2027		845,000	917,146
144A, 6.125%, 4/15/2025		3,685,000	3,804,762
144A, 6.25%, 2/15/2029		1,285,000	1,365,056
144A, 7.0%, 1/15/2028		325,000	353,438
144A, 7.25%, 5/30/2029		1,155,000	1,270,500
144A, 9.0%, 12/15/2025		2,000,000	2,210,000
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,085,000	1,154,570
Centene Corp.:
3.375%, 2/15/2030		1,364,000	1,444,135
4.625%, 12/15/2029		5,120,000	5,710,131
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		1,045,000	1,105,088
Community Health Systems, Inc.:
6.25%, 3/31/2023		4,193,000	4,224,447
144A, 8.125%, 6/30/2024 (b)		1,155,000	732,004
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	397,100
4.75%, 2/1/2030		725,000	766,050
HCA, Inc.:
5.625%, 9/1/2028		430,000	512,775
5.875%, 2/1/2029		800,000	974,000
LifePoint Health, Inc., 144A, 6.75%, 4/15/2025		1,200,000	1,293,000
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		940,000	998,778
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		595,000	660,569
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,395,363
Tenet Healthcare Corp.:
144A, 4.625%, 6/15/2028		600,000	631,020
144A, 4.875%, 1/1/2026		1,710,000	1,788,592
5.125%, 5/1/2025		1,000,000	1,028,720
144A, 5.125%, 11/1/2027		1,910,000	2,026,987
144A, 7.5%, 4/1/2025		450,000	497,813
Teva Pharmaceutical Finance Netherlands II BV
4.5%, 3/1/2025	EUR	725,000	858,236
144A, 6.0%, 1/31/2025	EUR	190,000	238,918
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		406,000	402,955
6.0%, 4/15/2024		3,150,000	3,331,125
144A, 7.125%, 1/31/2025 (b)		1,260,000	1,382,850
			51,246,338
Industrials 9.8%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,129,000	2,022,550
144A, 6.0%, 10/15/2022		1,287,000	1,184,040
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	245,575
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		970,000	991,825
Cimpress PLC, 144A, 7.0%, 6/15/2026		900,000	911,700
Clark Equipment Co., 144A, 5.875%, 6/1/2025		555,000	583,444
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		250,000	267,500
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025		1,130,000	1,206,741
Energizer Holdings, Inc., 144A, 4.75%, 6/15/2028		590,000	632,834
EnerSys, 144A, 4.375%, 12/15/2027		790,000	798,137
Forterra Finance LLC, 144A, 6.5%, 7/15/2025		320,000	339,200
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027		320,000	330,400
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025		6,785,000	7,056,400
144A, 5.125%, 12/15/2026		430,000	456,548
Hillenbrand, Inc., 5.75%, 6/15/2025		1,605,000	1,725,375
Howmet Aerospace, Inc., 6.875%, 5/1/2025		2,400,000	2,725,583
Itron, Inc., 144A, 5.0%, 1/15/2026		1,100,000	1,136,300
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		520,000	543,400
144A, 5.0%, 6/15/2028		445,000	473,792
JELD-WEN, Inc., 144A, 6.25%, 5/15/2025		255,000	272,850
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,913,199
Masonite International Corp., 144A, 5.375%, 2/1/2028		3,166,000	3,371,790
MasTec, Inc., 144A, 4.5%, 8/15/2028 (d)		600,000	627,000
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		777,000	804,195
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,482,320
OI European Group BV, 144A, 4.0%, 3/15/2023		4,560,000	4,594,200
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028		1,355,000	1,412,587
Rebecca Bidco GmbH, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,414,307
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,318,275
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		505,000	496,314
Standard Industries, Inc., 144A, 5.0%, 2/15/2027		555,000	589,687
Summit Materials LLC, 144A, 5.25%, 1/15/2029 (d)		310,000	321,625
Tennant Co., 5.625%, 5/1/2025		170,000	175,950
TransDigm, Inc.:
5.5%, 11/15/2027		1,260,000	1,195,362
144A, 6.25%, 3/15/2026		2,825,000	2,980,375
144A, 8.0%, 12/15/2025		540,000	585,900
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		363,000	320,348
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		320,000	340,000
Vertical Midco GmbH, 144A, 4.375%, 7/15/2027	EUR	4,950,000	5,859,194
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,989,620
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		385,000	422,495
144A, 7.25%, 6/15/2028		1,050,000	1,147,125
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		760,000	821,750
			58,087,812
Information Technology 2.1%
ams AG, 144A, 7.0%, 7/31/2025		1,560,000	1,602,900
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		590,000	650,475
BY Crown Parent LLC, 144A, 4.25%, 1/31/2026		330,000	342,062
Camelot Finance SA, 144A, 4.5%, 11/1/2026		1,745,000	1,806,075
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	566,413
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		280,000	286,300
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/2025		320,000	338,496
IQVIA, Inc.:
144A, 2.25%, 1/15/2028	EUR	510,000	594,531
REG S, 3.25%, 3/15/2025	EUR	1,000,000	1,194,418
144A, 5.0%, 5/15/2027		600,000	640,312
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025		1,260,000	1,324,530
MTS Systems Corp., 144A, 5.75%, 8/15/2027		256,000	249,203
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		200,000	204,000
144A, 8.25%, 2/1/2028		320,000	332,800
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		310,000	342,163
Science Applications International Corp., 144A, 4.875%, 4/1/2028		330,000	345,675
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	708,675
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,126,757
			12,655,785
Materials 12.7%
Arconic Corp.:
144A, 6.0%, 5/15/2025		200,000	215,624
144A, 6.125%, 2/15/2028		2,015,000	2,143,456
ARD Finance SA, 144A, 6.5%, 6/30/2027		500,000	511,250
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		5,425,000	5,630,065
144A, 5.25%, 8/15/2027		470,000	491,982
144A, 6.0%, 2/15/2025		999,000	1,043,955
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	1,525,000	1,793,680
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		2,120,000	2,220,700
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		915,000	966,469
144A, 5.625%, 7/15/2027		140,000	149,800
Cascades, Inc.:
144A, 5.125%, 1/15/2026		335,000	345,888
144A, 5.375%, 1/15/2028		395,000	408,825
CF Industries, Inc., 5.15%, 3/15/2034		415,000	477,250
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,089,569
5.375%, 5/15/2027		305,000	298,863
7.0%, 5/15/2025 (b)		820,000	832,300
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	320,434
Cleveland-Cliffs, Inc., 144A, 6.75%, 3/15/2026		220,000	221,100
Constellium SE:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,685,654
144A, 5.625%, 6/15/2028		2,170,000	2,276,330
144A, 5.75%, 5/15/2024		425,000	433,218
144A, 5.875%, 2/15/2026 (b)		485,000	499,550
144A, 6.625%, 3/1/2025 (b)		2,500,000	2,581,250
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		650,000	671,125
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,157,000	1,134,103
144A, 6.875%, 3/1/2026		1,640,000	1,644,428
144A, 7.25%, 4/1/2023		1,259,000	1,264,603
144A, 7.5%, 4/1/2025		1,381,000	1,394,810
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		2,560,000	2,691,200
4.25%, 3/1/2030		1,470,000	1,535,856
4.375%, 8/1/2028		1,780,000	1,887,334
4.625%, 8/1/2030		1,720,000	1,842,653
5.0%, 9/1/2027		1,010,000	1,075,438
GPC Merger Sub, Inc., 144A, 7.125%, 8/15/2028 (d)		90,000	93,600
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,585,000	2,617,312
144A, 7.625%, 1/15/2025		1,895,000	1,918,688
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		170,000	182,325
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		380,000	378,290
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	650,000	740,592
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		835,000	901,800
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	578,793
144A, 7.25%, 4/15/2025		1,165,000	1,118,400
Mercer International, Inc.:
5.5%, 1/15/2026		510,000	481,950
7.375%, 1/15/2025		1,995,000	2,009,962
Methanex Corp., 5.25%, 12/15/2029		1,550,000	1,499,625
Nouryon Holding BV, 144A, 8.0%, 10/1/2026 (b)		1,000,000	1,065,000
Novelis Corp.:
144A, 4.75%, 1/30/2030		3,110,000	3,244,570
144A, 5.875%, 9/30/2026		785,000	837,524
Olin Corp., 5.625%, 8/1/2029		889,000	849,902
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	689,013
Reynolds Group Issuer, Inc., 144A, 5.125%, 7/15/2023		3,370,000	3,421,561
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,175,006
144A, 4.875%, 9/15/2025		1,000,000	1,028,770
thyssenkrupp AG, REG S, 1.875%, 3/6/2023	EUR	2,650,000	3,016,535
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		2,672,000	2,645,280
Tronox, Inc.:
144A, 6.5%, 5/1/2025		300,000	320,226
144A, 6.5%, 4/15/2026 (b)		2,615,000	2,621,537
			75,215,023
Real Estate 3.3%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,215,000	1,300,050
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	578,171
144A, (REIT), 5.0%, 7/15/2028		770,000	796,950
144A, (REIT), 5.25%, 7/15/2030		2,705,000	2,836,869
144A, (REIT), 5.625%, 7/15/2032		735,000	789,206
iStar, Inc., (REIT), 5.25%, 9/15/2022		510,000	510,000
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.625%, 6/15/2025		2,356,000	2,476,722
(REIT), 5.75%, 2/1/2027		2,165,000	2,343,613
Park Intermediate Holdings LLC, 144A, (REIT), 7.5%, 6/1/2025		1,120,000	1,192,240
Realogy Group LLC, 144A, 7.625%, 6/15/2025		1,900,000	1,993,993
Service Properties Trust, (REIT), 7.5%, 9/15/2025		1,665,000	1,765,588
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023		1,575,000	1,582,875
144A, (REIT), 7.875%, 2/15/2025		150,000	157,875
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		110,000	111,375
144A, (REIT), 3.75%, 2/15/2027		290,000	292,175
144A, (REIT), 4.125%, 8/15/2030		874,000	884,488
144A, (REIT), 4.625%, 12/1/2029		144,000	150,883
			19,763,073
Utilities 4.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,525,000	1,647,000
5.75%, 5/20/2027		675,000	739,125
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,445,000	1,491,963
144A, 4.625%, 2/1/2029 (d)		300,000	302,994
144A, 5.0%, 2/1/2031 (d)		455,000	466,320
144A, 5.25%, 6/1/2026		2,310,000	2,402,400
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		2,320,000	2,479,500
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		3,000,000	3,195,000
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		1,342,000	1,483,809
5.75%, 1/15/2028		1,545,000	1,698,140
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	1,022,900
PG&E Corp., 5.0%, 7/1/2028		1,270,000	1,306,767
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027		1,740,000	1,809,600
144A, 7.625%, 6/1/2028		600,000	627,000
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		2,090,000	2,231,075
144A, 5.5%, 9/1/2026		1,240,000	1,306,650
144A, 5.625%, 2/15/2027		545,000	584,763
			24,795,006
Total Corporate Bonds (Cost $550,472,725)			573,870,836
Convertible Bonds 0.1%
Consumer Discretionary
Royal Caribbean Cruises Ltd, 144A, 4.25%, 6/15/2023 (Cost $616,000)		616,000	584,186
Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.063% ***, 2/25/2021		500,000	499,685
0.074% ***, 2/25/2021		750,000	749,528
0.122% ***, 2/25/2021		500,000	499,685
0.125% ***, 2/25/2021		500,000	499,685
0.172% ***, 2/25/2021		100,000	99,937
0.257% ***, 2/25/2021		40,000	39,975
0.259% ***, 2/25/2021		250,000	249,843
0.802% ***, 2/25/2021		50,000	49,969
Total Government & Agency Obligations (Cost $2,688,024)			2,688,307
Loan Participations and Assignments 0.4%
Senior Loans **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 5.0%, 4/29/2024		1,637,340	1,573,058
Flex Acquisition Company, Inc., Frist Lien Term Loan, 3-month USD LIBOR + 3.000%, 4.0%, 12/29/2023		810,000	787,292
Total Loan Participations and Assignments (Cost $2,337,834)			2,360,350
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		388	1,207
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $239,283)		1,219	65,245
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (f) (g) (Cost $18,903,135)		18,903,135	18,903,135
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.11% (f) (Cost $5,203,735)		5,203,735	5,203,735
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $580,460,736)		102.0	603,677,001
Other Assets and Liabilities, Net		(2.0)	(11,768,450)
Net Assets		100.0	591,908,551

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (f) (g)
5,710,898	13,192,237 (h)	—	—	—	18,465	—	18,903,135	18,903,135
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.11% (f)
21,975,449	240,601,531	257,373,245	—	—	86,292	—	5,203,735	5,203,735
27,686,347	253,793,768	257,373,245	—	—	104,757	—	24,106,870	24,106,870

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $18,084,214, which is 3.1% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of July 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	52,557,878	USD	61,825,146	8/31/2020	(125,910)	Toronto-Dominion Bank

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$573,870,836	$—	$573,870,836
Convertible Bonds	—	584,186	—	584,186
Government & Agency Obligations	—	2,688,307	—	2,688,307
Loan Participations and Assignments	—	2,360,350	—	2,360,350
Common Stocks	1,207	—	—	1,207
Warrants	—	—	65,245	65,245
Short-Term Investments (i)	24,106,870	—	—	24,106,870
Total	$24,108,077	$579,503,679	$65,245	$603,677,001
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(125,910)	$—	$(125,910)
Total	$—	$(125,910)	$—	$(125,910)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (125,910)